CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Mar. 31, 2015 $ / shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 $ / shares	Mar. 31, 2014 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Convertible Preference Shares- par value | $ / shares			$ 0.000025
Convertible Preference Shares- shares authorized				2,600,000
Convertible Preference Share- shares issued		0		1,688,000
Convertible Preference Shares- shares outstanding		0		1,688,000
Convertible Preference Shares- liquidation value | ¥		¥ 0		¥ 10,284
Ordinary shares- par value | $ / shares	$ 0.000025		$ 0.000025
Ordinary shares- shares authorized		4,000,000,000		2,797,400,000
Ordinary shares, shares issued		2,495,499,036		2,226,810,660
Ordinary shares, shares outstanding		2,495,499,036		2,226,810,660